Shareholder Fees - FidelitySAIGlobalexUSLowVolatilityIndexFund-PRO	Dec. 30, 2024 USD ($)
FidelitySAIGlobalexUSLowVolatilityIndexFund-PRO | Fidelity SAI Global ex U.S. Low Volatility Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none